PRUDENTIAL INVESTMENT PORTFOLIOS 12

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

June 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 485(a) Filing for Prudential Investment Portfolios 12 – Prudential Global Real Estate Fund

File numbers 333-42705 and 811-08565

Dear Madam or Sir:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates August 23, 2013 as its effective date.

The purpose of this filing is to register a new share class, known as Class “Q”, for the Fund.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (973) 367-5401.

Sincerely,

/s/ Amanda S. Ryan

Amanda S. Ryan

Assistant Secretary